Quarterly Report
May 31, 2023
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedules of Investments (Unaudited)	6
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 9.3%
BHP Group Ltd.	12,290	$335,909
BlueScope Steel Ltd.	108,637	1,308,678
Brambles Ltd.	161,120	1,439,959
Coles Group Ltd.	108,292	1,266,485
Fortescue Metals Group Ltd. (a)	84,861	1,060,902
Helia Group Ltd.	222,016	476,554
JB Hi-Fi Ltd. (a)	4,336	120,119
McMillan Shakespeare Ltd.	37,428	375,401
NRW Holdings Ltd.	23,044	32,676
Premier Investments Ltd. (a)	1,705	24,853
Rio Tinto Ltd.	1,177	81,917
Rio Tinto PLC	15,640	930,356
Scentre Group REIT	734,667	1,295,012
Sonic Healthcare Ltd.	61,675	1,411,700
Stockland REIT	163,685	453,558
Telstra Group Ltd.	310,792	881,394
Vicinity Ltd. REIT	1,055,438	1,273,475
		12,768,948
AUSTRIA — 1.0%
voestalpine AG	44,147	1,367,530
BELGIUM — 1.0%
Solvay SA	12,867	1,343,171
CHINA — 0.3%
CITIC Telecom International Holdings Ltd.	581,000	217,399
Health & Happiness H&H International Holdings Ltd.	86,000	116,637
		334,036
DENMARK — 2.3%
D/S Norden AS	7,393	382,881
Novo Nordisk AS Class B	6,486	1,039,190
Pandora AS	11,157	888,825
Spar Nord Bank AS	16,010	233,716
Sydbank AS	16,226	677,767
		3,222,379
FINLAND — 2.2%
Kemira Oyj	14,995	237,537
Nordea Bank Abp	166,677	1,638,540
Outokumpu Oyj	87,792	478,964
Puuilo Oyj	11,373	86,494
TietoEVRY Oyj	23,682	650,056
		3,091,591
FRANCE — 7.7%
BNP Paribas SA	790	45,608
Carmila SA REIT (b)	29,148	434,319
Cie de Saint-Gobain	28,743	1,591,472
Cie des Alpes	7,574	116,094
Coface SA	45,495	629,754
Eiffage SA	13,394	1,426,245
Hermes International	119	241,907
Ipsen SA	8,208	948,419
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,022	$889,117
Publicis Groupe SA	20,638	1,529,197
Rexel SA (b)	29,032	593,338
Societe BIC SA	6,018	358,941
Sodexo SA	11,879	1,283,079
TotalEnergies SE	10,099	572,989
		10,660,479
GERMANY — 9.1%
Bayer AG	27,308	1,521,942
Bayerische Motoren Werke AG	15,178	1,653,526
Bayerische Motoren Werke AG Preference Shares	551	56,629
Cewe Stiftung & Co. KGAA	1,301	124,740
Deutsche Bank AG	130,231	1,319,097
Deutsche Telekom AG	89,965	1,994,914
Elmos Semiconductor SE	3,372	236,444
GEA Group AG	28,703	1,205,442
GFT Technologies SE	5,940	186,161
Heidelberg Materials AG	19,704	1,408,601
Infineon Technologies AG	18,948	703,405
JOST Werke SE (c)	1,695	89,321
Mercedes-Benz Group AG	7,490	558,583
TeamViewer SE (b)(c)	10,149	158,764
Telefonica Deutschland Holding AG	489,133	1,377,669
		12,595,238
HONG KONG — 0.9%
Luk Fook Holdings International Ltd.	238,000	650,435
PAX Global Technology Ltd.	607,000	469,759
SmarTone Telecommunications Holdings Ltd.	153,000	87,144
United Laboratories International Holdings Ltd.	78,000	68,732
		1,276,070
INDONESIA — 0.4%
First Pacific Co. Ltd.	1,410,000	527,594
IRELAND — 0.5%
AerCap Holdings NV (b)	13,000	742,040
ISRAEL — 1.4%
Bank Hapoalim BM	170,098	1,368,424
Wix.com Ltd. (b)	7,739	589,866
		1,958,290
ITALY — 2.5%
Intesa Sanpaolo SpA ADR	116,435	268,268
OVS SpA (c)	250,861	656,956
Piaggio & C SpA	94,011	362,160
UniCredit SpA	87,508	1,675,628
Unipol Gruppo SpA	101,129	504,488
		3,467,500
JAPAN — 20.3%
Canon Marketing Japan, Inc.	20,800	512,815

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
Citizen Watch Co. Ltd.	113,900	$699,791
Daiwa Industries Ltd.	5,100	49,453
Doshisha Co. Ltd.	22,400	340,039
FCC Co. Ltd.	18,500	223,474
Hitachi Ltd.	11,300	652,574
Idec Corp.	14,700	323,912
ITOCHU Corp. (a)	49,300	1,670,521
Jaccs Co. Ltd.	4,900	158,791
Japan Post Holdings Co. Ltd.	188,100	1,329,155
Japan Tobacco, Inc. (a)	55,900	1,219,709
Kawasaki Kisen Kaisha Ltd. (a)	20,300	456,777
Kuraray Co. Ltd. (a)	73,800	698,140
KYB Corp.	4,300	136,106
Lawson, Inc.	12,900	562,943
Marubeni Corp.	104,900	1,499,808
MatsukiyoCocokara & Co.	6,800	364,586
Mimasu Semiconductor Industry Co. Ltd. (a)	5,800	124,596
Mitsubishi Corp.	43,600	1,748,068
Mitsui & Co. Ltd.	54,200	1,713,237
Mitsui-Soko Holdings Co. Ltd.	5,800	139,874
NEC Corp.	32,000	1,504,396
Nippon Telegraph & Telephone Corp.	24,600	698,317
Nomura Real Estate Holdings, Inc.	57,400	1,390,454
Obara Group, Inc.	4,800	138,324
OSG Corp. (a)	45,100	621,187
Pressance Corp.	4,100	53,735
Renesas Electronics Corp. (b)	96,100	1,579,537
Sankyo Co. Ltd.	10,300	415,475
Sankyu, Inc.	6,000	203,266
Sato Holdings Corp.	4,000	53,774
Sekisui House Ltd.	17,300	338,177
Sojitz Corp.	33,000	662,013
Star Micronics Co. Ltd.	1,800	23,384
Takeda Pharmaceutical Co. Ltd.	54,900	1,742,063
Tamron Co. Ltd.	3,400	83,582
Tokai Corp.	3,900	51,869
Tokyo Gas Co. Ltd.	67,500	1,438,417
Tokyo Seimitsu Co. Ltd.	1,200	52,195
Toyota Tsusho Corp.	3,700	163,058
TS Tech Co. Ltd.	29,700	370,704
WingArc1st, Inc.	6,800	115,965
Yamaha Motor Co. Ltd. (a)	56,900	1,404,888
Yamato Kogyo Co. Ltd.	7,800	305,674
		28,034,823
NETHERLANDS — 4.4%
ASML Holding NV	1,729	1,241,018
ING Groep NV	32,650	401,625
Koninklijke Ahold Delhaize NV	33,425	1,059,692
Shell PLC	109,462	3,023,549
Van Lanschot Kempen NV	13,479	368,837
		6,094,721
Security Description	Shares	Value
NORWAY — 0.4%
Hoegh Autoliners ASA	42,632	$238,312
Stolt-Nielsen Ltd.	9,582	237,388
		475,700
PORTUGAL — 0.2%
NOS SGPS SA	83,546	308,093
SINGAPORE — 2.8%
BW LPG Ltd. (c)	41,852	357,432
Oversea-Chinese Banking Corp. Ltd.	177,600	1,611,441
Sembcorp Industries Ltd.	76,900	286,036
STMicroelectronics NV	37,978	1,647,942
		3,902,851
SPAIN — 2.5%
Banco Bilbao Vizcaya Argentaria SA	232,517	1,521,049
Cia de Distribucion Integral Logista Holdings SA	25,986	646,080
CIE Automotive SA	1,486	42,473
Iberdrola SA	69,744	849,863
Industria de Diseno Textil SA	10,618	355,129
		3,414,594
SWEDEN — 2.1%
Atea ASA (b)	8,146	108,171
Betsson AB Class B (b)	65,790	665,672
Elekta AB Class B	8,376	61,409
Evolution AB (c)	3,695	485,412
Hexpol AB	45,943	465,704
Inwido AB	30,776	273,535
Loomis AB	24,628	679,484
SKF AB Class B	8,633	136,753
Swedish Orphan Biovitrum AB (a)(b)	3,302	66,333
		2,942,473
SWITZERLAND — 5.7%
Aryzta AG (b)	398,089	635,981
Cie Financiere Richemont SA Class A	501	79,516
EFG International AG (b)	21,926	212,098
Galenica AG (c)	7,966	621,886
Implenia AG	2,243	113,043
Novartis AG	33,115	3,169,150
Swiss Life Holding AG	627	362,121
Swisscom AG	752	476,260
UBS Group AG (b)	90,039	1,704,389
Zehnder Group AG	6,031	469,501
		7,843,945
UNITED KINGDOM — 13.8%
3i Group PLC	65,771	1,599,908
AstraZeneca PLC	8,928	1,294,958
Balfour Beatty PLC	125,508	573,293
BP PLC	379,011	2,137,177
British American Tobacco PLC	14,369	456,599

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
Burberry Group PLC	46,670	$1,250,508
CK Hutchison Holdings Ltd.	103,000	622,831
Coca-Cola Europacific Partners PLC	22,852	1,425,736
Dunelm Group PLC	6,747	91,483
Grafton Group PLC CDI	35,386	359,102
HSBC Holdings PLC	133,244	978,747
Inchcape PLC	25,054	237,484
J Sainsbury PLC	415,269	1,397,849
Kingfisher PLC	323,111	928,467
Legal & General Group PLC	468,082	1,328,159
Lloyds Banking Group PLC	1,460,370	802,404
NatWest Group PLC	439,015	1,417,708
OSB Group PLC	70,935	435,904
Redde Northgate PLC	99,473	462,167
Tesco PLC	380,479	1,234,358
		19,034,842
UNITED STATES — 6.4%
GSK PLC	46,307	775,575
Holcim AG (b)	26,450	1,630,418
Inmode Ltd. (a)(b)	9,185	289,970
Nestle SA	13,656	1,617,878
Roche Holding AG	2,307	730,033
Sanofi	23,173	2,350,142
Stellantis NV	95,640	1,449,820
		8,843,836
TOTAL COMMON STOCKS (Cost $132,590,056)		134,250,744

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.06% (d)(e)	1,034,104	1,034,104
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f)(g)	4,409,811	$4,409,811
TOTAL SHORT-TERM INVESTMENTS (Cost $5,443,915)		5,443,915
TOTAL INVESTMENTS — 101.1% (Cost $138,033,971)		139,694,659
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(1,562,305)
NET ASSETS — 100.0%		$138,132,354
(a)	All or a portion of the shares of the security are on loan at May 31, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of May 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended May 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At May 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	25	06/16/2023	$2,667,555	$2,566,750	$(100,805)
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$133,998,365	$252,379	$—	$134,250,744
Short-Term Investments	5,443,915	—	—	5,443,915
TOTAL INVESTMENTS	$139,442,280	$252,379	$—	$139,694,659
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$(100,805)	$—	$—	$(100,805)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$139,341,475	$252,379	$—	$139,593,854
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of May 31, 2023

% of Net Assets
Pharmaceuticals	9.9%
Banks	9.2
Trading Companies & Distributors	6.6
Oil, Gas & Consumable Fuels	4.4
Diversified Telecommunication Services	4.3
Consumer Staples Distribution & Retail	4.3
Metals & Mining	4.3
Semiconductors & Semiconductor Equipment	4.0
Automobiles	4.0
Capital Markets	3.8
Insurance	3.0
Textiles, Apparel & Luxury Goods	2.9
Construction Materials	2.2
IT Services	2.2
Retail REITs	2.2
Food Products	2.1
Chemicals	2.0
Commercial Services & Supplies	1.9
Hotels, Restaurants & Leisure	1.8
Building Products	1.7
Machinery	1.6
Specialty Retail	1.6
Construction & Engineering	1.6
Health Care Providers & Services	1.5
Electronic Equipment, Instruments & Components	1.2
Tobacco	1.2
Media	1.1
Gas Utilities	1.0
Beverages	1.0
Real Estate Management & Development	1.0
Marine Transportation	1.0
Industrial Conglomerates	0.9
Air Freight & Logistics	0.7
Financial Services	0.7
Electric Utilities	0.6
Automobile Components	0.6
Distributors	0.4
Household Durables	0.3
Ground Transportation	0.3
Diversified REITs	0.3
Leisure Equipment & Products	0.3
Professional Services	0.3
Health Care Equipment & Supplies	0.3
Electrical Equipment	0.2
Multi-Utilities	0.2
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

% of Net Assets
Software	0.2%
Consumer Finance	0.1
Wireless Telecommunication Services	0.1
Broadline Retail	0.1
Biotechnology	0.0*
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/23	Value at 5/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$100	$38,954,021	$37,920,017	$—	$—	1,034,104	$1,034,104	$36,619
State Street Navigator Securities Lending Portfolio II	1,198,958	1,198,958	44,228,451	41,017,598	—	—	4,409,811	4,409,811	24,468
Total		$1,199,058	$83,182,472	$78,937,615	$—	$—		$5,443,915	$61,087
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
May 31, 2023 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
May 31, 2023 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Fund	Strategies
State Street International Stock Selection Fund	Exposing cash reserves to markets
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2023, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.